Financial Risk Management (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 40,385,939	$ 46,755,303
Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	30,226,722	33,654,903
Liquidity Risk [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,215,436	1,637,483
Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	28,968,553	31,921,030
Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,777	23,719
Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	26,956	72,671
Liquidity Risk [Member] | Not later than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,308,034	3,271,705
Liquidity Risk [Member] | Not later than 1 year [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,020,662	1,488,766
Liquidity Risk [Member] | Not later than 1 year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,263,180	1,771,724
Liquidity Risk [Member] | Not later than 1 year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,040	10,805
Liquidity Risk [Member] | Not later than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	13,152	410
Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8,093,326	2,306,021
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	51,320	136,898
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8,029,743	2,159,014
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,872	10,109
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8,391
Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,802,360	8,371,230
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,189	7,032
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,794,879	8,361,393
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	865	2,805
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,427
Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16,753,224	1,927,275
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		4,787
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16,752,238	1,922,488
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	986
Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	269,778	17,778,672
Liquidity Risk [Member] | Later than 4 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	141,265
Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	128,513	17,706,411
Liquidity Risk [Member] | Later than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		$ 72,261